Property, Plant and Equipment - Schedule of Property Plant and Equipment (Parenthetical) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Carrying value		€ 17,424	€ 15,761
Depreciation charge for year	[1]	1,204	1,071
Impairment charge	[2]	8	36
Americas and Europe Materials [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Impairment charge		8	36	€ 0
Discontinued operations [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Depreciation charge for year		33	41	55
Discontinued operations [member] | Americas and Europe Materials [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Impairment charge		1	0	€ 0
Mineral bearing land [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Carrying value		€ 3,272	€ 3,112

[1]	The depreciation charge for the year includes €33 million (2018: €41 million; 2017: €55 million) relating to discontinued operations.
[2]	The impairment charge of €8 million (2018: €36 million; 2017: €nil million) principally relates to the write-down of property, plant and equipment in Americas Materials and Europe Materials. The charge includes €1 million (2018: €nil million; 2017: €nil million) relating to discontinued operations.